SEGMENT REPORTING - Additional Information (Details)	12 Months Ended
Dec. 31, 2015
Geographic Concentration Risk | Net Assets, Geographic Area | PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	67.10%
Geographic Concentration Risk | Net Assets, Geographic Area | Malaysia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	21.90%
Geographic Concentration Risk | Net Assets, Geographic Area | South Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	5.90%
Customer Concentration Risk | Sales Revenue | Minimum [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	10.00%